Schedule of Provision for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net Income Tax Expense
Federal
State
Foreign
Current income tax
Federal	(843,309)
State	(354,993)
Foreign	(250,981)
Deferred income tax	(1,449,283)
Change in Valuation Allowance	$ 1,449,283